FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,760	$ 2,134
Disclosure of financial liabilities [line items]
Financial liabilities	13,199	12,361
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	309	440
Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	12,890	11,921
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	811	608
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	82	142
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,867	1,384
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	1,256	2,101
Corporate borrowings | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,256	2,101
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	9,689	8,063
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	9,689	8,063
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	1,026	864
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,026	864
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,208	1,313
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	309	440
Financial liabilities (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	899	873
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	782	374
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	782	374
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	949	838
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	949	838
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	838	837
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	668	608
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	34	57
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	136	172
Marketable securities
Disclosure of financial assets [line items]
Financial assets	191	85
Marketable securities | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	143	0
Marketable securities | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	48	85
Marketable securities | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0